Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions

(3)    Related Party Transactions

Included in Accounts Payable and Accrued Expenses at December 31, 2012 and June 30, 2013 is $6,300 and $7,350, respectively, due to a Company, which is owned by a founding shareholder and officer of XR, for rent and related costs for office space utilized by XR under a verbal month-to-month agreement.